PROVISIONS FOR LIABILITIES AND CHARGES - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [abstract]
Legal proceedings provision	£ 153	£ 132
Charged to the income statement	69	129
Legal provision charges/(gains)	43	£ 68	£ (11)
Expected provision to be settled in less than one year	142
Expected provision to be settled in more than one year	£ 11